UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	7/31/2009

Item 1.	Schedule of Investments

Dryden Tax-Managed Funds - Dryden Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2009 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 98.3%
COMMON STOCK
CONSUMER DISCRETIONARY 9.8%

Auto Components 0.5%
50,400	Johnson Controls, Inc.	$1,304,352

Diversified Consumer Services 0.4%
15,600	Apollo Group, Inc. (Class A Stock)(a)	1,077,024

Hotels, Restaurants & Leisure 1.3%
33,800	McDonald’s Corp.	1,861,028
14,400	Texas Roadhouse, Inc.(a)	160,272
34,100	Yum! Brands, Inc.	1,209,186

		3,230,486

Household Durables 0.4%
23,900	American Greetings Corp.	376,903
6,000	Fortune Brands, Inc.	237,420
14,600	Leggett & Platt, Inc.	253,310

		867,633

Internet & Catalog Retail 0.2%
600	Amazon.com, Inc.(a)	51,456
25,900	Expedia, Inc.(a)(b)	536,389

		587,845

Leisure Equipment & Products 0.1%
12,300	Hasbro, Inc.	325,950

Media 2.9%
140,700	Comcast Corp. (Class A Stock)	2,090,802
42,500	DIRECTV Group, Inc.(The)(a)(b)	1,100,750
171,500	News Corp., Inc. (Class A Stock)	1,771,595
1,272	Time Warner Cable, Inc.	42,052
42,466	Time Warner, Inc.	1,132,144
19,600	Viacom, Inc. (Class B Stock)(a)	453,936
14,460	Walt Disney Co. (The)	363,235

		6,954,514

Multiline Retail 1.8%
9,900	Big Lots, Inc.(a)	228,096
15,900	Family Dollar Stores, Inc.	499,578
12,300	Kohl’s Corp.(a)	597,165
19,600	Macy’s, Inc.	272,636

62,200	Target Corp.	2,713,164

		4,310,639

Specialty Retail 1.6%
6,000	Best Buy Co., Inc.(b)	224,220
44,700	Gap, Inc. (The)	729,504
16,600	Home Depot, Inc.(b)	430,604
5,900	JOS A Bank Clothiers, Inc.(a)(b)	215,881
76,200	Lowe’s Cos., Inc.	1,711,452
11,200	Ltd. Brands, Inc.	144,928
2,500	Rent-A-Center, Inc.(a)	51,900
8,400	Tractor Supply Co.(a)(b)	402,948

		3,911,437

Textiles, Apparel & Luxury Goods 0.6%
35,700	Coach, Inc.	1,056,363
14,000	Hanesbrands, Inc.(a)	278,600
800	NIKE, Inc. (Class B Stock)(b)	45,312

		1,380,275

CONSUMER STAPLES 11.8%

Beverages 3.1%
73,600	Coca-Cola Co. (The)	3,668,223
4,000	Coca-Cola Enterprises, Inc.	75,160
3,300	Constellation Brands, Inc., (Class A Stock)(a)	45,078
18,500	Dr. Pepper Snapple Group, Inc.(a)	455,285
58,294	PepsiCo, Inc.	3,308,185

		7,551,931

Food & Staples Retailing 1.7%
2,800	Costco Wholesale Corp.	138,600
18,300	CVS Caremark Corp.	612,684
94,400	Kroger Co. (The)	2,018,272
29,970	Wal-Mart Stores, Inc.	1,494,904

		4,264,460

Food Products 2.7%
8,138	Archer-Daniels-Midland Co.	245,117
2,800	Campbell Soup Co.	86,884
38,600	Chiquita Brands International, Inc.(a)(b)	472,850
5,000	ConAgra Foods, Inc.	98,150
53,200	Dean Foods Co.(a)	1,127,308
36,000	Del Monte Foods Co.	347,760
11,600	General Mills, Inc.	683,356
25,300	Kellogg Co.	1,201,750
40,530	Kraft Foods, Inc. (Class A Stock)	1,148,620
112,400	Sara Lee Corp.	1,195,936

		6,607,731

Household Products 2.4%
6,000	Clorox Co.	366,060
9,970	Colgate-Palmolive Co.	722,227
17,700	Kimberly-Clark Corp.	1,034,565
69,864	Procter & Gamble Co.	3,878,150

		6,001,002

Personal Products 0.2%
11,500	Avon Products, Inc.(b)	372,370
16,400	Prestige Brands Holdings, Inc.(a)	107,092

		479,462

Tobacco 1.7%
39,800	Altria Group, Inc.	697,694
2,500	Lorillard, Inc.	184,300
43,200	Philip Morris International, Inc.	2,013,120
28,300	Reynolds American, Inc.	1,231,333

		4,126,447

ENERGY 10.4%

Energy Equipment & Services 0.6%
6,200	Diamond Offshore Drilling, Inc.	557,194
2,700	Halliburton Co.	59,643
3,900	National-Oilwell Varco, Inc.(a)	140,166
12,900	Schlumberger Ltd.	690,150

		1,447,153

Oil, Gas & Consumable Fuels 9.8%
28,700	Anadarko Petroleum Corp.	1,383,340
2,900	Apache Corp.	243,455
8,900	Berry Petroleum Co. (Class A Stock)	211,108
47,700	Chesapeake Energy Corp.	1,022,688
59,084	Chevron Corp.	4,104,565
72,600	ConocoPhillips	3,173,346
3,200	Consol Energy, Inc.	113,696
1,100	Devon Energy Corp.	63,899
4,200	EXCO Resources, Inc.(a)	57,708
120,574	Exxon Mobil Corp.	8,487,204
50,900	Marathon Oil Corp.	1,641,525
8,800	Murphy Oil Corp.	512,160
10,600	Occidental Petroleum Corp.	756,204
12,900	Peabody Energy Corp.	427,119
14,500	Southwestern Energy Co.(a)	600,735
65,000	Spectra Energy Corp.	1,193,400
2,200	World Fuel Services Corp.(b)	96,492

		24,088,644

FINANCIALS 12.2%

Capital Markets 3.2%
20,200	Ameriprise Financial, Inc.	561,560
30,800	Bank of New York Mellon Corp.	842,072

3,900	Charles Schwab Corp. (The)(b)	69,693
4,200	Franklin Resources, Inc.(b)	372,456
21,480	Goldman Sachs Group, Inc. (The)	3,507,684
11,200	Invesco Ltd.	221,200
42,800	Janus Capital Group, Inc.(b)	584,648
36,500	Morgan Stanley	1,040,250
3,400	State Street Corp.	171,020
12,500	T. Rowe Price Group, Inc.	583,875

		7,954,458

Commercial Banks 1.3%
8,400	BB&T Corp.	192,192
26,400	PNC Financial Services Group, Inc. (The)(b)	967,824
5,191	U.S. Bancorp	105,948
81,764	Wells Fargo & Co.	1,999,948

		3,265,912

Consumer Finance 0.9%
70,800	American Express Co.	2,005,764
3,300	World Acceptance Corp.(a)(b)	78,276

		2,084,040

Diversified Financial Services 3.2%
226,168	Bank of America Corp.	3,345,025
2,300	CME Group, Inc.	641,309
2,600	Fifth Street Finance Corp	26,910
99,300	JPMorgan Chase & Co.	3,837,945
3,100	NYSE Euronext	83,545

		7,934,734

Insurance 3.0%
24,200	Aflac, Inc.	916,212
2,600	Allied World Assurance Co. Holdings Ltd.	112,996
24,000	Allstate Corp. (The)	645,840
14,500	American Equity Investment Life Holding Co.	104,980
2,300	Argo Group International Holdings Ltd.(a)	77,280
14,400	Delphi Financial Group, Inc. (Class A Stock)	343,152
9,300	Endurance Specialty Holdings Ltd.	310,341
30,200	Hartford Financial Services Group, Inc.(b)	497,998
16,300	Lincoln National Corp.	345,397
30,300	MetLife, Inc.	1,028,685
9,400	Montpelier Re Holdings Ltd.	147,392
8,100	Principal Financial Group, Inc.	191,970
19,100	Protective Life Corp.	285,545
1,800	Torchmark Corp.(b)	70,308
22,797	Travelers Cos., Inc. (The)	981,867
68,800	UnumProvident Corp.	1,291,376

		7,351,339

Real Estate Investment Trusts 0.4%
8,500	Annaly Capital Management, Inc.	143,225
33,200	Colonial Properties Trust	264,936

51,000	Host Hotels & Resorts, Inc.	463,080
3,100	ProLogis(b)	27,249

		898,490

Thrifts & Mortgage Finance 0.2%
30,400	Astoria Financial Corp.	295,184
17,400	New York Community Bancorp, Inc.	190,356

		485,540

HEALTHCARE 14.6%

Biotechnology 1.2%
14,700	Amgen, Inc.(a)	915,957
16,800	Biogen Idec, Inc.(a)	798,840
12,800	Celgene Corp.(a)	729,088
3,900	Cephalon, Inc.(a)(b)	228,735
17,700	Isis Pharmaceuticals, Inc.(a)	323,556

		2,996,176

Healthcare Equipment & Supplies 2.0%
26,700	American Medical Systems Holdings, Inc.(a)	408,243
25,900	Becton Dickinson and Co.	1,687,385
92,500	Boston Scientific Corp.(a)	993,450
1,900	C.R. Bard, Inc.	139,783
7,700	Cooper Cos., Inc. (The)	211,288
4,400	Hospira, Inc.(a)(b)	169,092
100	Intuitive Surgical, Inc.(a)	22,732
10,600	Masimo Corp.(a)(b)	259,170
21,300	Medtronic, Inc.	754,446
3,400	ResMed, Inc.(a)	139,400
1,500	STERIS Corp.	42,120
2,200	SurModics, Inc.(a)	49,192

		4,876,301

Healthcare Providers & Services 3.5%
7,300	Aetna, Inc.	196,881
24,000	Coventry Health Care, Inc.(a)	552,000
18,800	Express Scripts, Inc.(a)(b)	1,316,752
4,500	Laboratory Corp. of America Holdings(a)(b)	302,355
4,100	Lincare Holdings, Inc.(a)	107,338
43,200	Medco Health Solutions, Inc.(a)	2,283,552
16,000	Quest Diagnostics, Inc.	873,920
85,900	UnitedHealth Group, Inc.	2,410,354
12,100	WellPoint, Inc.(a)	636,944

		8,680,096

Healthcare Technology
1,900	Computer Programs & Systems, Inc.	74,005

Life Sciences, Tools & Services 0.9%
13,200	Millipore Corp.(a)	918,720
29,600	PerkinElmer, Inc.	521,848

7,800	Thermo Fisher Scientific, Inc.(a)(b)	353,184
5,300	Waters Corp.(a)(b)	266,325

		2,060,077

Pharmaceuticals 7.0%
3,600	Abbott Laboratories	161,964
1,800	Allergan, Inc.	96,174
138,400	Bristol-Myers Squibb Co.	3,008,816
75,700	Eli Lilly & Co.	2,641,173
9,900	Forest Laboratories, Inc.(a)	255,717
74,799	Johnson & Johnson(b)	4,554,511
13,500	Merck & Co, Inc.	405,135
82,600	Mylan, Inc.(a)(b)	1,089,494
75,610	Pfizer, Inc.	1,204,467
64,300	Schering-Plough Corp.	1,704,593
8,400	Watson Pharmaceuticals, Inc.(a)(b)	291,732
37,200	Wyeth	1,731,660

		17,145,436

INDUSTRIALS 9.3%

Aerospace & Defense 3.6%
23,200	Boeing Co. (The)	995,512
43,800	General Dynamics Corp.	2,426,082
13,600	Honeywell International, Inc.	471,920
17,100	L-3 Communications Holdings, Inc.	1,291,050
15,300	Lockheed Martin Corp.	1,143,828
44,800	Northrop Grumman Corp.	1,997,184
7,900	Raytheon Co.	370,905
6,400	Teledyne Technologies, Inc.(a)(b)	209,472

		8,905,953

Air Freight & Logistics 0.4%
9,800	FedEx Corp.	664,832
6,100	United Parcel Service, Inc. (Class B Stock)(b)	327,753

		992,585

Airlines
10,400	Hawaiian Holdings, Inc.(a)	66,456

Commercial Services & Supplies 0.6%
6,400	Iron Mountain, Inc. (a)	186,944
10,000	Stericycle, Inc.(a)(b)	512,000
24,600	Waste Management, Inc.	691,506

		1,390,450

Electrical Equipment 0.4%
2,800	Cooper Industries PLC (Class A Stock)	92,260
10,000	Emerson Electric Co.	363,800
2,500	Tech Data Corp.(a)	87,325
13,600	Thomas & Betts Corp.(a)	362,304

		905,689

Industrial Conglomerates 2.7%
11,500	3M Co.	810,980
426,100	General Electric Co.	5,709,740

		6,520,720

Machinery 1.0%
8,700	Colfax Corp.(a)	82,389
15,400	Danaher Corp.	943,096
4,000	Federal Signal Corp.	35,440
4,100	Flowserve Corp.	331,157
18,800	Illinois Tool Works, Inc.	762,340
11,600	Trinity Industries, Inc.(b)	161,936

		2,316,358

Professional Services 0.2%
22,400	Equifax, Inc.	583,520

Road & Rail 0.3%
10,600	CSX Corp.(b)	425,272
7,800	Ryder System, Inc.	274,014

		699,286

Trading Companies & Distributors 0.1%
14,800	WESCO International, Inc.(a)	365,412

INFORMATION TECHNOLOGY 20.0%

Communications Equipment 3.6%
237,050	Cisco Systems, Inc.(a)	5,217,471
58,400	Corning, Inc.	992,800
19,400	Harris Corp.	607,414
40,300	Motorola, Inc.	288,548
37,300	QUALCOMM, Inc.	1,723,633

		8,829,866

Computers & Peripherals 6.8%
32,790	Apple, Inc.(a)	5,357,558
13,300	Dell, Inc.(a)	177,954
71,500	EMC Corp.(a)	1,076,790
67,225	Hewlett-Packard Co.	2,910,843
51,470	International Business Machines Corp.	6,069,857
2,400	NetApp, Inc.(a)(b)	53,904
9,600	Synaptics, Inc.(a)(b)	230,112
17,100	Western Digital Corp.(a)	517,275

		16,394,293

Electronic Equipment & Instruments 0.2%
5,100	Ingram Micro, Inc.(a)	85,782
5,900	Mettler-Toledo International, Inc.(a)	495,954

		581,736

Internet Software & Services 1.9%
76,500	eBay, Inc.(a)(b)	1,625,625
6,500	Google, Inc. (Class A Stock)(a)	2,879,825
6,100	j2 Global Communications, Inc.(a)(b)	146,339

		4,651,789

IT Consulting & Services 2.3%
64,000	Convergys Corp.(a)	685,440
9,300	Fiserv, Inc.(a)(b)	440,913
11,000	Mastercard, Inc. (Class A Stock)(b)	2,134,330
6,500	Visa, Inc., (Class A Stock)(b)	425,490
116,000	Western Union Co. (The)	2,027,680

		5,713,853

IT Services
600	Computer Sciences Corp.(a)	28,902

Semiconductors & Semiconductor Equipment 1.7%
4,100	Analog Devices, Inc.(b)	112,217
4,700	Broadcom Corp. (Class A Stock)(a)(b)	132,681
63,400	Intel Corp.	1,220,450
3,200	Semtech Corp. (a)(b)	58,880
107,400	Texas Instruments, Inc.	2,582,970

		4,107,198

Software 3.5%
21,800	Adobe Systems, Inc.(a)	706,756
38,700	Autodesk, Inc.(a)	844,047
5,500	BMC Software, Inc.(a)	187,165
6,300	Interactive Intelligence, Inc.(a)	101,808
12,600	McAfee, Inc.(a)	561,708
138,300	Microsoft Corp.	3,252,816
12,800	Novell, Inc.(a)	58,624
130,200	Oracle Corp.	2,881,326

		8,594,250

MATERIALS 3.3%

Chemicals 1.0%
12,300	Air Products & Chemicals, Inc.	917,580
3,700	E.I. du Pont de Nemours & Co.	114,441
5,100	Ecolab, Inc.	211,701
3,700	Mosaic Co. (The)	192,955
11,700	Praxair, Inc.	914,706

		2,351,383

Construction Materials 0.1%
5,100	Eagle Materials, Inc.(b)	139,230

Containers & Packaging 0.5%
1,400	Owens-Illinois, Inc.(a)	47,516
49,000	Pactiv Corp.(a)	1,233,820

		1,281,336

Metals & Mining 1.3%
30,100	Freeport-McMoRan Copper & Gold, Inc.	1,815,030
11,600	Newmont Mining Corp.	479,660
33,500	Southern Copper Corp.	862,960
7,500	Titanium Metals Corp.	62,775

		3,220,425

Paper & Forest Products 0.4%
54,100	MeadWestvaco Corp.	1,054,409

TELECOMMUNICATION SERVICES 3.3%

Diversified Telecommunication Services 3.2%
105,068	AT&T, Inc.	2,755,934
24,000	CenturyTel, Inc.	753,360
27,500	Frontier Communications Corp.	192,500
97,600	Verizon Communications, Inc.	3,130,032
114,800	Windstream Corp.	1,006,796

		7,838,622

Wireless Telecommunication Services 0.1%
4,000	NII Holdings, Inc(a)	92,080
60,200	Sprint Nextel Corp.(a)(b)	240,800

		332,880

UTILITIES 3.6%

Electric Utilities 2.0%
46,100	Duke Energy Corp.	713,628
18,900	Edison International	610,848
14,400	Exelon Corp.	732,384
14,400	FPL Group, Inc.	816,048
25,600	Pepco Holdings, Inc.	368,128
4,100	Pinnacle West Capital Corp.	131,036
38,600	PPL Corp.	1,304,294
10,600	Unisource Energy Corp.(b)	292,560

		4,968,926

Gas Utilities 0.2%
14,400	UGI Corp.	380,736

Independent Power Producers & Energy Traders 0.3%
6,000	AES Corp.(The)(a)(b)	76,740
26,500	Constellation Energy Group, Inc.	760,550

		837,290

Multi-Utilities 1.0%
27,100	CMS Energy Corp.(b)	350,674
4,300	PG&E Corp.(b)	173,591
43,100	Public Service Enterprise Group, Inc.	1,398,595
9,100	Sempra Energy	477,113

		2,399,973

Water Utilites 0.1%
14,100	American Water Works Co.	277,911

	Total long-term investments (cost $194,517,770)	241,055,026

Principal Amount (000)
SHORT-TERM INVESTMENTS 11.1%
United States Government Security 0.3%
$641	United States Treasury Bill, 0.29%, 12/17/09(c)(d) (cost $640,294)	640,467

Shares
Affiliated Money Market Mutual Fund 10.8%
26,526,244	Dryden Core Investment Fund - Taxable Money Market Series (cost $26,526,244; includes $18,508,760 of cash collateral received for securities on loan)(e)(f)	26,526,244

	Total short-term investments (cost $27,166,538)	27,166,711

	Total Investments 109.4% (cost $221,684,308)(g)	268,221,737

	Liabilities in excess of other assets(h) (9.4%)	(23,105,892)

	Net Assets 100.0%	$245,115,845

(a)	Non- income producing security.
(b)	All or a portion of a security on loan. The aggregate market value of such securities is $17,724,201; cash collateral of $18,508,760 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$222,963,615	$46,253,990	$(995,868)	$45,258,122

The difference between book basis and the tax basis is primarily attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized appreciation of financial futures as follows:

Open futures contracts outstanding at July 31, 2009:

Number of Contracts	Type	Expiration Date	Value at July 31, 2009	Value at Trade Date	Unrealized Appreciation(1)
	Long Positions:
13	S&P 500 Index	Sep. 2009	$3,199,300	$2,976,675	$222,625

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$241,055,026	$—	$—
Affiliated Money Market Mutual Fund	26,526,244	—	—
United States Government Security	—	640,467	—

	267,581,270	640,467	—
Other Financial Instruments*	222,625	—	—

Total	$267,803,895	$640,467	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2009

*	Print the name and title of each signing officer under his or her signature.